Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 30, 2012		Jan. 01, 2012
Current assets:
Cash and cash equivalents (Notes 1 and 2)	$ 14,911		$ 24,542
Marketable securities (Notes 1 and 2)	6,178		7,719
Accounts receivable, trade, less allowances for doubtful accounts $466 (2011, $361)	11,309		10,581
Inventories (Notes 1 and 3)	7,495		6,285
Deferred taxes on income (Note 8)	3,139		2,556
Prepaid expenses and other receivables	3,084		2,633
Total current assets	46,116		54,316
Property, plant and equipment, net (Notes 1 and 4)	16,097		14,739
Intangible assets, net (Notes 1 and 5)	28,752		18,138
Goodwill (Notes 1 and 5)	22,424		16,138
Deferred taxes on income (Note 8)	4,541		6,540
Other assets	3,417		3,773
Total assets	121,347	[1]	113,644	[1]
Current liabilities:
Loans and notes payable (Note 7)	4,676		6,658
Accounts payable	5,831		5,725
Accrued liabilities	7,299		4,608
Accrued rebates, returns and promotions	2,969		2,637
Accrued compensation and employee related obligations	2,423		2,329
Accrued taxes on income	1,064		854
Total current liabilities	24,262		22,811
Long-term debt	11,489		12,969
Deferred taxes on income (Note 8)	3,136		1,800
Employee related obligations (Notes 9 and 10)	9,082		8,353
Other liabilities	8,552		10,631
Total liabilities	56,521		56,564
Shareholders' equity:
Preferred stock - without par value (authorized and unissued 2,000,000 shares)	0		0
Common stock - par value $1.00 per share (Note 12) (authorized 4,320,000,000 shares; issued 3,119,843,000 shares)	3,120		3,120
Accumulated other comprehensive income (loss) (Note 13)	(5,810)		(5,632)
Retained earnings	85,992		81,251
Stockholders' Equity before Treasury Stock	83,302		78,739
Less: common stock held in treasury, at cost (Note 12) (341,354,000 and 395,480,000 shares)	18,476		21,659
Total shareholders' equity	64,826		57,080
Total liabilities and shareholders' equity	$ 121,347		$ 113,644

[1]	Long-lived assets include property, plant and equipment, net for 2012, 2011 and 2010 of $16,097, $14,739 and $14,553, respectively, and intangible assets and goodwill, net for 2012, 2011 and 2010 of $51,176, $34,276 and $32,010, respectively.